Basis of measurement - Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liquidity risk
Total	R$ 657,212	R$ 94,549
Not less than 1 year
Liquidity risk
Total		33,264
1-2 years
Liquidity risk
Total	59,026	28,137
Liquidity risk
Liquidity risk
Short-term funds	64,158	61,461
Loans and financing	717,418	155,304
Loans and financing (interest)	102,663	15,266
Debentures	600,720
Lease liabilities	52,325	36,613
Suppliers and other accounts payable	187,261	39,573
Total	1,660,387	246,756
Liquidity risk | Not less than 1 year
Liquidity risk
Loans and financing	67,656	60,755
Loans and financing (interest)	9,682	5,972
Debentures	84,187
Lease liabilities	16,700	12,252
Suppliers and other accounts payable	182,956	39,573
Total	361,181	118,552
Liquidity risk | 1-2 years
Liquidity risk
Loans and financing	113,529	33,264
Loans and financing (interest)	16,246	3,270
Debentures	169,806
Lease liabilities	24,385	8,621
Suppliers and other accounts payable	4,305
Total	328,271	45,155
Liquidity risk | 2-5 years
Liquidity risk
Loans and financing	536,233	61,285
Loans and financing (interest)	76,735	6,024
Debentures	346,727
Lease liabilities	11,240	15,740
Total	R$ 970,935	R$ 83,049